CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Loss from fair value changes of debt securities, net of tax	¥ (3)	¥ (13)	¥ (3)
Foreign currency translation adjustments, net of tax	0	0	0
(Loss) gain arising from defined benefit plan, net of tax	¥ 2	¥ 0	¥ (3)